Equity (Details) - Schedule of stock option activity shares in Thousands	9 Months Ended
Sep. 30, 2020 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	1,961,532
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 31.16
Number of Options, Granted | shares	360,000
Weighted Average Exercise Price, Granted | $ / shares	$ 17.10
Number of Options, Exercised | shares	(2,237)
Weighted Average Exercise Price, Exercised | $ / shares	$ 8.09
Number of Options, Forfeited | shares	(145,504)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 38.71
Number of Options, Options outstanding | shares	2,173,791
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 28.34
Number of Options, Options exercisable | shares	1,739,420
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 31.03